Other Intangible Assets - Indefinite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 0.0	€ 139.4
Additions	0.0	0.0
Transfers from indefinite-lived other intangible assets	0.0	(139.4)
Cost, Ending Balance	0.0	0.0
Developed Technology Rights [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Transfers from indefinite-lived other intangible assets	€ 0.0	€ (139.4)